Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,643.80
Total Offset Amount	0.00
Net Fee	$ 27,643.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A